Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2013
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”).
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 23 of the Fund’s prospectus and in “Sales Charges” on page 22 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs at the Master Portfolio level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. High turnover rates can also result in higher taxes to Fund shareholders that hold shares in a taxable account. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 23 of the Fund’s prospectus and in “Sales Charges” on page 22 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity’s sake, all discussions of the Fund’s investment objective, strategies, and risks refer also to the Master Portfolio’s objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Master Portfolio’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500® Index.

The Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index.

Master/Feeder Structure. While Sterling Capital is the Fund’s named investment adviser, Sterling Capital receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BlackRock Fund Advisors serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

		Master/Feeder Fund Expenses. The feeder funds that invest in the Master Portfolio bear the Master Portfolio’s expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses, and conditions. Because the Fund invests all of its assets in the Master Portfolio, the Fund and its shareholders will bear the fees and expenses for the Fund and the Master Portfolio, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Index Fund Risk: An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. The Fund reserves the right to concentrate its investments with respect to investments in any industry in which the S&P 500® Index becomes concentrated to the same degree during the same period. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry. Imperfect correlation between the Fund’s portfolio securities and those in the S&P 500® Index, Fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of the Fund’s performance from that of the Fund’s benchmark index.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

Investment Company Risk: Investing in the Master Portfolio subjects the Fund to the Master Portfolio’s risks, including the risk that the Master Portfolio will not perform as expected. As a shareholder in the Master Portfolio, the Fund, and indirectly the Fund’s shareholders, bear a ratable share of the Master Portfolio’s expenses, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Selection Risk: Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Master Portfolio’s investments in illiquid securities may reduce the returns of the Master Portfolio because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Master Portfolio’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Master Portfolio will tend to have the greatest exposure to liquidity risk. Illiquid investments may be harder to value, especially in changing markets.

Market Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

		For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section of this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

		Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31	[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 15.57% 06/30/09 Worst quarter: –21.99% 12/31/08
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[2]
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Redemption Fee	rr_RedemptionFee	none	[2]
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	683	[3]
3 Years	rr_ExpenseExampleYear03	911	[3]
5 Years	rr_ExpenseExampleYear05	1,156	[3]
10 Years	rr_ExpenseExampleYear10	1,860	[3]
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	683	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	911	[3]
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156	[3]
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,860	[3]
2003	rr_AnnualReturn2003	28.28%	[1]
2004	rr_AnnualReturn2004	10.23%	[1]
2005	rr_AnnualReturn2005	4.43%	[1]
2006	rr_AnnualReturn2006	15.15%	[1]
2007	rr_AnnualReturn2007	4.85%	[1]
2008	rr_AnnualReturn2008	(37.35%)	[1]
2009	rr_AnnualReturn2009	25.60%	[1]
2010	rr_AnnualReturn2010	14.09%	[1]
2011	rr_AnnualReturn2011	0.94%	[1]
2012	rr_AnnualReturn2012	8.28%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.99%)
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2],[4]
Redemption Fee	rr_RedemptionFee	none	[2]
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	590	[3]
3 Years	rr_ExpenseExampleYear03	888	[3]
5 Years	rr_ExpenseExampleYear05	1,111	[3]
10 Years	rr_ExpenseExampleYear10	1,995	[3]
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	190	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	588	[3]
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011	[3]
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,995	[3]
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption Fee	rr_RedemptionFee	none	[2]
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	190	[3]
3 Years	rr_ExpenseExampleYear03	588	[3]
5 Years	rr_ExpenseExampleYear05	1,011	[3]
10 Years	rr_ExpenseExampleYear10	2,190	[3]
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	190	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	588	[3]
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011	[3]
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190	[3]
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.28%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.39%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.75%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 1993	[1]
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Return Before Taxes | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.15%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 1993	[1]
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.90%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.58%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 1993	[5]
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.84%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.68%)	[1]
10 Years	rr_AverageAnnualReturnYear10	5.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 1993	[1]
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.37%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.45%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.94%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 1993	[1]
STERLING CAPITAL EQUITY INDEX FUND | Class A, B and C Shares | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1993

[1]	Performance information for Class A and B Shares for periods prior to inception on September 11, 2000 is based on the Master Portfolio and has been adjusted to reflect applicable sales charges, Rule 12b-1 fees and other expenses applicable to each respective share class.
[2]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[3]	The Example reflects the expenses of both the Master Portfolio and the Fund.
[4]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[5]	Performance for Class C Shares for periods prior to inception on May 1, 2001 is based on Class B Share performance.